Shareholder Report, Line Graph (Details) 190824_Brown Advisory Maryland Bond Fund_Investor Shares_TSR Annual {Investor Shares} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	$ 11,286	$ 11,096	$ 10,694	$ 10,410	$ 11,304	$ 10,826	$ 10,673	$ 10,102	$ 9,973	$ 10,000	$ 12,038
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	11,553	11,425	11,070	10,728	11,734	11,264	10,785	10,107	9,951	10,000	$ 12,365
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal 1-15 Year Index
Accumulated Value	$ 11,638	$ 11,339	$ 11,042	$ 10,743	$ 11,494	$ 11,151	$ 10,703	$ 10,086	$ 9,985	$ 10,000	$ 12,277